OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Mar. 31, 2022
SUMMARY OF DETAILED INFORMATION ABOUT OTHER PAYABLES AND ACCRUALS
	At 31 March	At 31 March
	2022	2021
	USD	USD
Accounts payable	2,762,600	3,458,574
Accruals (a)	3,100,614	2,511,309
Provision (b)	288,089	-
Other payables	340,174	280,219
	6,491,477	6,250,102